INCOME TAXES - Components of Benefit for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0
State	0
Current	0
Deferred:
Federal	(856)
State	(1)
Deferred	(857)	$ 0	$ 0
Total benefit from income taxes	$ (857)	$ 0	$ 0